Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties
Short-term employee benefits	R$ 13,564	R$ 11,933	R$ 9,629
Share-based compensation plans	13,116	20,251	23,989
Total	R$ 26,680	R$ 32,184	R$ 33,618